Other gains and (losses)	12 Months Ended
Mar. 31, 2018
Gains (losses) on financial instruments [abstract]
Other gains and (losses)
28.	Other gains and (losses)

Other gains and (losses) comprise the following:

	March 31, 2018	March 31, 2017	March 31, 2016
Net gain/(loss) on change in exchange rate on non-derivative foreign currency transactions/balance	$4,880,153	$(1,424,689)	$663,538
Gain/ (loss) on sale of property, plant and equipment	28,411	(1,517)	2,973
Cumulative gain/(loss) reclassified from equity on sale of available for sale financial assets	-	-	14,090
Hedge ineffectiveness on cash flow hedges	-	-	-
Net gain/(loss) on revaluation/settlement of forward contracts not used for cash flow hedges	-	(86,722)	443,299
Net gain/(loss) on settlement of forward contracts used for cash flow hedges	-	-	-
Total	$4,908,564	$(1,512,928)	$1,123,900